Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 76.75%
France : 2.31%
Veolia Environnement SA (Utilities, Multi-Utilities)	234,399	$5,915,257

Italy : 16.01%
Enel SpA (Utilities, Electric Utilities)	3,900,000	26,678,434
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,000	781,065
Hera SpA (Utilities, Multi-Utilities)	2,000,000	7,461,183
Terna SpA (Utilities, Electric Utilities)	1,000,000	6,089,871
		41,010,553

South Korea : 2.01%
SK Telecom Company Limited ADR (Communication Services, Wireless Telecommunication Services)	225,000	5,154,750

Spain : 11.93%
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	600,000	13,088,487
Endesa SA (Utilities, Electric Utilities)	250,000	6,177,101
Red Eléctrica de Espana SA (Utilities, Electric Utilities)	600,000	11,312,302
		30,577,890

Sweden : 0.00%
Telia Company AB (Communication Services, Diversified Telecommunication Services)	100	447

Taiwan : 0.67%
Chunghwa Telecom Company Limited ADR (Communication Services, Diversified Telecommunication Services)	50,000	1,712,500

United Kingdom : 3.83%
National Grid plc (Utilities, Multi-Utilities)	600,366	6,153,309
Severn Trent plc (Utilities, Water Utilities)	150,000	3,668,233
		9,821,542

United States : 39.99%
A-Mark Precious Metals Incorporated (Financials, Diversified Financial Services)	150,000	1,902,000
AXA Equitable Holdings Incorporated (Financials, Diversified Financial Services)	5,000	112,400
Chatham Lodging Trust (Real Estate, Equity REITs)	100,000	1,786,000
Condor Hospitality Trust Incorporated (Real Estate, Equity REITs)	350,000	3,857,000
Eagle Point Income Company Incorporated (Financials, Diversified Financial Services) †	198,950	3,968,854
Entergy Corporation (Utilities, Electric Utilities)	100,000	10,562,000
Exelon Corporation (Utilities, Electric Utilities)	175,000	7,885,500
FirstEnergy Corporation (Utilities, Electric Utilities)	167,200	7,351,784
Gladstone Land REIT Corporation (Real Estate, Equity REITs)	4,000	45,960
Global Net Lease Incorporated (Real Estate, Equity REITs)	28,000	546,560
Kimbell Royalty Partners LP (Energy, Oil, Gas & Consumable Fuels)	213,000	3,418,650
Owl Rock Capital Corporation (Financials, Capital Markets)	150,000	2,377,500
Perma-Pipe International Holdings Incorporated (Industrials, Machinery) †	75,000	663,750
PermRock Royalty Trust (Energy, Oil, Gas & Consumable Fuels)	50,000	397,500
Plymouth Industrial Incorporated (Real Estate, Equity REITs)	152,000	2,824,160
Sempra Energy (Utilities, Multi-Utilities)	75,000	10,157,250
Shenandoah Telecommunications Company (Communication Services, Wireless Telecommunication Services)	390,000	15,350,400
SJW Corporation (Utilities, Water Utilities)	30,000	1,946,700
South Jersey Industries Incorporated (Utilities, Gas Utilities)	100,000	3,405,000
Spark Energy Incorporated Class A (Utilities, Electric Utilities)	649,006	7,100,126
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)	175,000	9,672,250
Visa Incorporated Class A (Information Technology, IT Services)	40,000	7,120,000
		102,451,344

Total Common Stocks (Cost $166,534,934)		196,644,283

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 20.76%
United States : 20.76%
Advanced Disposal Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.63%	11-15-2024	$450,000	$472,365
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	4.75	10-1-2027	125,000	125,000
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	5.00	10-1-2024	700,000	711,165
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	5.88	6-1-2029	75,000	79,688
Ally Financial Incorporated (Financials, Consumer Finance)	8.00	3-15-2020	175,000	180,469
AmeriGas Partners LP (Utilities, Gas Utilities)	5.75	5-20-2027	50,000	52,500
AmWINS Group Incorporated (Financials, Insurance) 144A	7.75	7-1-2026	175,000	182,656
Antero Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.75	1-15-2028	150,000	140,063
Aramark Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.00	2-1-2028	50,000	52,125
Aramark Services Incorporated (Industrials, Commercial Services & Supplies)	5.13	1-15-2024	175,000	179,442
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels)	6.00	10-1-2022	200,000	202,750
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-1-2027	100,000	105,250
Asbury Automotive Group Incorporated (Consumer Discretionary, Specialty Retail)	6.00	12-15-2024	625,000	648,438
Ball Corporation (Materials, Containers & Packaging)	4.88	3-15-2026	100,000	106,050
Ball Corporation (Materials, Containers & Packaging)	5.00	3-15-2022	25,000	26,183
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	7.00	1-15-2028	25,000	25,750
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	8.50	1-31-2027	50,000	55,068
BBA US Holdings Incorporated (Industrials, Airlines) 144A	5.38	5-1-2026	325,000	340,080
Berry Global Escrow Corporation (Materials, Containers & Packaging) 144A	5.63	7-15-2027	25,000	26,250
Berry Global Incorporated (Materials, Containers & Packaging)	6.00	10-15-2022	115,000	117,156
Bristow Group Incorporated (Energy, Energy Equipment & Services) †*	6.25	10-15-2022	700,000	133,000
Cardtronics Incorporated (Information Technology, IT Services) 144A	5.50	5-1-2025	450,000	444,938
Carriage Services Incorporated (Consumer Discretionary, Diversified Consumer Services) 144A	6.63	6-1-2026	75,000	76,875
Carrizo Oil & Gas Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.25	4-15-2023	50,000	49,100
Carrizo Oil & Gas Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25	7-15-2025	200,000	199,000
CCM Merger Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	6.00	3-15-2022	700,000	717,500
CCO Holdings LLC (Communication Services, Media) 144A	4.00	3-1-2023	25,000	25,125
CCO Holdings LLC (Communication Services, Media) 144A	5.00	2-1-2028	25,000	25,658
CCO Holdings LLC (Communication Services, Media)	5.13	2-15-2023	200,000	202,750
CCO Holdings LLC (Communication Services, Media) 144A	5.13	5-1-2023	1,605,000	1,643,360
CDK Global Incorporated (Information Technology, Software)	4.88	6-1-2027	25,000	25,846
CDK Global Incorporated (Information Technology, Software)	5.00	10-15-2024	100,000	105,998
CDK Global Incorporated (Information Technology, Software) 144A	5.25	5-15-2029	25,000	25,938
CDK Global Incorporated (Information Technology, Software)	5.88	6-15-2026	25,000	26,594
Centene Corporation (Health Care, Health Care Providers & Services) 144A	5.38	6-1-2026	100,000	105,625
Centene Corporation (Health Care, Health Care Providers & Services)	6.13	2-15-2024	50,000	52,375
Central Garden & Pet Company (Consumer Staples, Household Products)	5.13	2-1-2028	25,000	25,000
Change Healthcare Holdings Incorporated (Health Care, Health Care Technology) 144A	5.75	3-1-2025	475,000	476,045
Charles River Laboratories Incorporated (Health Care, Life Sciences Tools & Services) 144A	5.50	4-1-2026	75,000	79,313

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States (continued)
Cheniere Corpus Christi Holdings LLC (Energy, Oil, Gas & Consumable Fuels)	5.13%	6-30-2027	$150,000	$163,298
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.25	10-1-2025	1,050,000	1,088,084
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.63	10-1-2026	100,000	105,750
CHS Incorporated (Health Care, Health Care Providers & Services)	5.13	8-1-2021	325,000	321,750
Citigroup Incorporated (Financials, Banks)	4.13	3-9-2021	10,000	10,176
Citigroup Incorporated (Financials, Banks)	6.13	3-9-2028	15,000	17,288
Clear Channel Worldwide Holdings Incorporated (Communication Services, Media) 144A	9.25	2-15-2024	20,000	21,700
CommScope Technologies Finance LLC (Information Technology, Communications Equipment) 144A	6.00	6-15-2025	125,000	113,750
CommScope Technologies Finance LLC (Information Technology, Communications Equipment) 144A	8.25	3-1-2027	25,000	24,625
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	7.63	3-15-2027	475,000	534,375
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	8.00	12-15-2019	175,000	177,602
CoreCivic Incorporated (Real Estate, Equity REITs)	4.63	5-1-2023	250,000	237,688
CoreCivic Incorporated (Real Estate, Equity REITs)	5.00	10-15-2022	3,000	2,940
Cott Beverages Incorporated (Consumer Staples, Beverages) 144A	5.50	4-1-2025	75,000	76,875
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	5.88	3-1-2024	500,000	512,550
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	6.00	1-1-2027	50,000	51,625
Crown Americas Capital Corporation V (Materials, Containers & Packaging)	4.25	9-30-2026	125,000	126,900
Crown Americas Capital Corporation VI (Materials, Containers & Packaging)	4.75	2-1-2026	125,000	128,500
CSC Holdings LLC (Communication Services, Media) 144A	5.38	7-15-2023	450,000	461,520
CSC Holdings LLC (Communication Services, Media) 144A	7.50	4-1-2028	200,000	220,250
CSC Holdings LLC (Communication Services, Media) 144A	7.75	7-15-2025	300,000	322,500
Darling Ingredients Incorporated (Consumer Staples, Food Products) 144A	5.25	4-15-2027	75,000	77,939
Davita Incorporated (Health Care, Health Care Providers & Services)	5.00	5-1-2025	175,000	171,504
Dell International LLC (Information Technology, Technology Hardware, Storage & Peripherals) 144A	5.88	6-15-2021	1,325,000	1,347,905
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.38	12-31-2024	218,000	132,496
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	7.75	2-15-2024	306,000	224,145
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	9.00	5-15-2021	125,000	117,813
Diamond Offshore Drilling Incorporated (Energy, Energy Equipment & Services)	4.88	11-1-2043	250,000	157,500
Diamond Sports Group LLC / Diamond Sports Finance Company (Communication Services, Media) 144A%%	5.38	8-15-2026	25,000	25,406
Diamond Sports Group LLC / Diamond Sports Finance Company (Communication Services, Media) 144A%%	6.63	8-15-2027	25,000	25,625
DISH Network Corporation (Communication Services, Media)	3.38	8-15-2026	175,000	160,359
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.15	6-1-2025	275,000	270,875
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.40	4-1-2024	150,000	152,483
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.85	7-15-2026	225,000	228,375
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.38	6-1-2029	25,000	25,774
Equinix Incorporated (Real Estate, Equity REITs)	5.75	1-1-2025	25,000	25,845
Equinix Incorporated (Real Estate, Equity REITs)	5.88	1-15-2026	400,000	424,752
Era Group Incorporated (Energy, Energy Equipment & Services)	7.75	12-15-2022	500,000	500,000
ESH Hospitality Incorporated (Real Estate, Equity REITs) 144A	5.25	5-1-2025	725,000	745,844

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

	Interest rate	Maturity date	Principal	Value
United States (continued)
Fair Isaac Corporation (Information Technology, Software) 144A	5.25%	5-15-2026	$175,000	$184,406
FirstCash Incorporated (Financials, Consumer Finance) 144A	5.38	6-1-2024	375,000	387,199
Flex Acquisition Company Incorporated (Materials, Containers & Packaging) 144A	6.88	1-15-2025	250,000	221,875
Flex Acquisition Company Incorporated (Materials, Containers & Packaging) 144A	7.88	7-15-2026	50,000	45,250
Fortress Transportation and Infrastructure Investors LLC (Industrials, Trading Companies & Distributors) 144A	6.50	10-1-2025	200,000	207,250
Gartner Incorporated (Information Technology, IT Services) 144A	5.13	4-1-2025	500,000	514,375
Gray Television Incorporated (Communication Services, Media) 144A	5.13	10-15-2024	725,000	744,031
Gray Television Incorporated (Communication Services, Media) 144A	7.00	5-15-2027	50,000	54,688
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	6-1-2022	75,000	75,857
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	12-15-2023	250,000	255,313
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	6.00	10-15-2024	300,000	230,970
Harsco Corporation (Industrials, Machinery) 144A	5.75	7-31-2027	25,000	25,750
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.00	12-1-2024	125,000	119,688
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.75	10-1-2025	475,000	461,938
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	6.25	11-1-2028	50,000	48,500
Hill-Rom Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	5.75	9-1-2023	255,000	262,969
Hilton Domestic Operating Company Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	4.88	1-15-2030	25,000	25,688
Hilton Domestic Operating Company Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	5.13	5-1-2026	100,000	103,886
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.38	10-15-2025	500,000	502,120
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.63	2-1-2028	25,000	25,625
HUB International Limited (Financials, Insurance) 144A	7.00	5-1-2026	100,000	101,687
IAA Spinco Incorporated (Consumer Discretionary, Distributors) 144A	5.50	6-15-2027	350,000	365,969
Indigo Natural Resources LLC (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	2-15-2026	50,000	42,125
Infor US Incorporated (Information Technology, IT Services)	6.50	5-15-2022	215,000	218,763
IQVIA Incorporated (Technology, Software) 144A	5.00	5-15-2027	125,000	130,298
Iron Mountain Incorporated (Real Estate, Equity REITs) 144A	5.38	6-1-2026	300,000	303,000
Jefferies Finance LLC (Financials, Consumer Finance) 144A	6.25	6-3-2026	200,000	203,650
KAR Auction Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.13	6-1-2025	925,000	950,438
Kinetics Concepts Incorporated (Health Care, Health Care Equipment & Supplies) 144A	7.88	2-15-2021	438,000	447,645
Lamar Media Corporation (Communication Services, Media)	5.38	1-15-2024	150,000	154,313
Lamar Media Corporation (Communication Services, Media)	5.75	2-1-2026	25,000	26,368
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products) 144A	4.63	11-1-2024	175,000	182,875
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.13	5-1-2023	25,000	25,126
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.38	8-15-2022	44,000	44,220
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.63	2-1-2023	525,000	531,825
Levi Strauss & Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5.00	5-1-2025	100,000	103,750
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	8-1-2025	475,000	490,438
Live Nation Entertainment Incorporated (Communication Services, Entertainment) 144A	5.38	6-15-2022	316,000	319,950
Live Nation Entertainment Incorporated (Communication Services, Entertainment) 144A	5.63	3-15-2026	50,000	52,938

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States (continued)
LKQ Corporation (Consumer Discretionary, Distributors)	4.75%	5-15-2023	$350,000	$355,775
LPL Holdings Incorporated (Financials, Diversified Financial Services) 144A	5.75	9-15-2025	1,230,000	1,273,050
MEDNAX Incorporated (Health Care, Health Care Providers & Services) 144A	5.25	12-1-2023	175,000	174,697
MEDNAX Incorporated (Health Care, Health Care Providers & Services) 144A	6.25	1-15-2027	75,000	74,438
MPH Acquisition Holdings LLC (Health Care, Health Care Providers & Services) 144A	7.13	6-1-2024	525,000	509,229
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	4.63	8-1-2029	75,000	75,891
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	6.38	3-1-2024	575,000	603,750
MTS Systems Corporation (Information Technology, Electronic Equipment, Instruments & Components) 144A	5.75	8-15-2027	25,000	25,688
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	5.75	8-15-2025	30,000	30,750
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	6.88	8-15-2024	400,000	417,960
Nabors Industries Incorporated (Energy, Oil, Gas & Consumable Fuels)	0.75	1-15-2024	225,000	158,001
National CineMedia LLC (Communication Services, Media)	6.00	4-15-2022	375,000	377,813
Navient Corporation (Financials, Consumer Finance)	8.00	3-25-2020	200,000	206,250
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	5.88	12-15-2021	225,000	226,620
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	6.38	12-15-2023	600,000	616,212
Nexstar Broadcasting Group Incorporated (Communication Services, Media) 144A	6.13	2-15-2022	325,000	329,875
Nexstar Escrow Incorporated (Communication Services, Media) 144A	5.63	7-15-2027	25,000	25,906
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.25	7-15-2024	175,000	177,625
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.25	9-15-2024	25,000	25,250
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.50	9-15-2027	250,000	251,178
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.38	8-15-2022	50,000	51,923
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.88	8-15-2027	75,000	80,438
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	7.77	12-15-2037	750,000	985,313
Nielsen Finance LLC (Communication Services, Media) 144A	5.00	4-15-2022	775,000	773,799
Novelis Corporation (Materials, Metals & Mining) 144A	5.88	9-30-2026	50,000	51,813
NSG Holdings LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	7.75	12-15-2025	562,593	604,084
NVA Holdings Company (Health Care, Health Care Providers & Services) 144A	6.88	4-1-2026	25,000	26,750
Oceaneering International Incorporated (Energy, Energy Equipment & Services)	6.00	2-1-2028	275,000	269,500
Outfront Media Capital Corporation (Communication Services, Media)	5.88	3-15-2025	200,000	205,674
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging) 144A	5.38	1-15-2025	575,000	598,000
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging) 144A	5.88	8-15-2023	100,000	107,625
Owens-Illinois Incorporated (Materials, Containers & Packaging) 144A	6.38	8-15-2025	150,000	163,734
Panther BF Aggregator 2 LP (Consumer Discretionary, Auto Components) 144A	6.25	5-15-2026	25,000	25,868
Pattern Energy Group Incorporated (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.88	2-1-2024	1,000,000	1,020,000
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	3.75	8-15-2020	85,000	85,213
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	5.75	10-1-2022	700,000	707,539

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

	Interest rate	Maturity date	Principal	Value
United States (continued)
Pilgrim’s Pride Corporation (Consumer Staples, Food Products) 144A	5.75%	3-15-2025	$75,000	$77,438
Pilgrim’s Pride Corporation (Consumer Staples, Food Products) 144A	5.88	9-30-2027	50,000	52,500
Polaris Intermediate Corporation (Health Care, Health Care Providers & Services) 144A	8.50	12-1-2022	100,000	92,750
Prestige Brands Incorporated (Consumer Staples, Food Products) 144A	6.38	3-1-2024	25,000	25,961
Quintiles IMS Holdings Incorporated (Health Care, Health Care Technology) 144A	4.88	5-15-2023	100,000	102,275
RBS Global & Rexnord LLC (Industrials, Aerospace & Defense) 144A	4.88	12-15-2025	300,000	305,250
Resideo Funding Incorporated (Industrials, Electrical Equipment) 144A	6.13	11-1-2026	50,000	52,813
Reynolds Group Issuer Incorporated (Materials, Containers & Packaging) 144A	5.13	7-15-2023	100,000	101,750
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	4-15-2020	550,000	562,972
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-15-2040	350,000	388,255
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	7-15-2022	550,000	542,438
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	11-15-2023	275,000	264,688
Salem Media Group Incorporated (Communication Services, Media) 144A	6.75	6-1-2024	425,000	374,000
SBA Communications Corporation (Real Estate, Equity REITs)	4.88	7-15-2022	155,000	156,553
Scripps Escrow Incorporated (Communication Services, Media) 144A	5.88	7-15-2027	25,000	25,255
Sealed Air Corporation (Materials, Containers & Packaging) 144A	5.13	12-1-2024	350,000	372,750
Select Medical Corporation (Health Care, Health Care Providers & Services) 144A%%	6.25	8-15-2026	150,000	152,250
Select Medical Corporation (Health Care, Health Care Providers & Services)	6.38	6-1-2021	400,000	400,500
SemGroup Corporation (Energy, Oil, Gas & Consumable Fuels)	7.25	3-15-2026	125,000	121,250
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	4.63	12-15-2027	100,000	102,500
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	7.50	4-1-2027	25,000	30,063
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	8.00	11-15-2021	850,000	932,875
Silgan Holdings Incorporated (Materials, Containers & Packaging)	5.50	2-1-2022	25,000	25,000
Sonic Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	5-15-2023	475,000	478,468
Southern Star Central Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.13	7-15-2022	250,000	251,250
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.50	4-1-2026	50,000	43,750
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.75	10-1-2027	50,000	43,391
Spectrum Brands Incorporated (Consumer Staples, Household Products)	5.75	7-15-2025	50,000	51,798
Springleaf Finance Corporation (Financials, Consumer Finance)	6.63	1-15-2028	25,000	26,938
Springleaf Finance Corporation (Financials, Consumer Finance)	7.13	3-15-2026	175,000	196,547
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	12-15-2020	106,000	113,055
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	10-1-2023	100,000	115,500
Sprint Capital Corporation (Communication Services, Wireless Telecommunication Services)	8.75	3-15-2032	175,000	217,656
SS&C Technologies Incorporated (Information Technology, Software) 144A	5.50	9-30-2027	100,000	104,000

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States (continued)
Stevens Holding Company Incorporated (Industrials, Machinery) 144A	6.13%	10-1-2026	$275,000	$291,500
Suburban Propane Partners LP (Utilities, Gas Utilities)	5.88	3-1-2027	50,000	50,500
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	6.75	7-1-2025	100,000	88,750
Symantec Corporation (Information Technology, Software) 144A	5.00	4-15-2025	75,000	76,525
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	4.50	2-1-2026	25,000	25,469
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	4.75	2-1-2028	75,000	77,063
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	6.50	1-15-2026	825,000	878,378
Tallgrass Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.50	9-15-2024	1,025,000	1,037,813
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services)	4.63	7-15-2024	130,000	132,438
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	4.25	1-31-2023	525,000	525,509
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.00	1-31-2028	650,000	659,750
TerraForm Global Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	6.13	3-1-2026	225,000	228,375
Tesoro Logistics LP (Energy, Oil, Gas & Consumable Fuels)	6.38	5-1-2024	125,000	130,938
The E.W. Scripps Company (Communication Services, Media) 144A	5.13	5-15-2025	517,000	515,382
The Geo Group Incorporated (Real Estate, Equity REITs)	5.13	4-1-2023	150,000	133,875
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	1-15-2022	24,000	22,890
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	10-15-2024	400,000	334,000
The Geo Group Incorporated (Real Estate, Equity REITs)	6.00	4-15-2026	125,000	102,500
The William Carter Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.63	3-15-2027	175,000	183,531
Trimas Corporation (Industrials, Machinery) 144A	4.88	10-15-2025	325,000	329,063
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	7.13	4-15-2025	625,000	50,000
USA Compression Partners LP (Energy, Energy Equipment & Services)	6.88	4-1-2026	175,000	182,018
USI Incorporated (Financials, Insurance) 144A	6.88	5-1-2025	208,000	206,482
Vizient Incorporated (Health Care, Health Care Providers & Services) 144A	6.25	5-15-2027	25,000	26,563
WellCare Health Plans Incorporated (Health Care, Health Care Providers & Services) 144A	5.38	8-15-2026	25,000	26,441
Whiting Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	1.25	4-1-2020	75,000	72,986
Wolverine World Wide Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.00	9-1-2026	325,000	325,000
Wyndham Hotels & Resorts Company (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	5.38	4-15-2026	300,000	312,375
Zayo Group LLC (Information Technology, IT Services) 144A	5.75	1-15-2027	25,000	25,375
Zayo Group LLC (Information Technology, IT Services)	6.38	5-15-2025	540,000	553,581
Total Corporate Bonds and Notes (Cost $54,668,720)				53,198,370

Loans : 0.83%
Advantage Sales & Marketing LLC (3 Month LIBOR +6.50%) (Industrials, Commercial Services & Supplies ) ±	8.83	7-25-2022	250,000	200,125
Ancestry.com Incorporated (1 Month LIBOR +3.25%) (Communication Services, Media ) ±	5.49	10-19-2023	110,511	110,235
Clearwater Paper Corporation (Consumer Staples, Household Products) ‡<	5.52	7-24-2026	50,000	50,250
Emerald TopCo Incorporated (Information Technology, Software) <	5.77	7-24-2026	175,000	174,519
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) (Energy, Oil, Gas & Consumable Fuels) ±‡	8.98	10-29-2025	100,000	82,000
Hubbard Radio LLC (1 Month LIBOR +3.50%) (Communication Services, Media) ±	5.74	3-28-2025	121,116	120,713
Montreign Operating Company LLC (3 Month LIBOR +8.25%) (Consumer Discretionary, Hotels, Restaurants & Leisure) ±	10.77	1-24-2023	764,663	628,301

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

	Interest rate	Maturity date	Principal	Value
Loans (continued)
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) (Financials, Diversified Financial Services) ±‡	9.76%	4-30-2023	$175,000	$175,000
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) (Materials, Containers & Packaging) ±	4.98	2-5-2023	99,237	99,169
Ultra Resources Incorporated (1 Month LIBOR +3.75%) (Energy, Oil, Gas & Consumable Fuels) ±	6.02	4-12-2024	149,754	111,287
Victory Capital Holdings Incorporated (3 Month LIBOR +3.25%) (Financials, Capital Markets) ±	5.57	7-1-2026	371,591	373,564
Total Loans (Cost $2,361,165)				2,125,163

	Dividend yield		Shares
Preferred Stocks : 13.26%
Canada : 2.88%
Just Energy Group Incorporated (5 Year USD Swap +6.98%) (Utilities, Multi-Utilities) ±	13.73		315,000	7,371,000

Marshall Islands : 0.39%
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75		40,000	1,014,800

United States : 9.99%
Braemar Hotels & Resorts (Real Estate, Equity REITs)	5.50		36,000	676,800
CMS Energy Corporation (Utilities, Multi-Utilities)	5.88		88,041	2,406,161
CoBank ACB (3 Month LIBOR +1.18%) (Financials, Banks) ±144A	8.67		750	498,750
Crestwood Equity Partners LP (Energy, Oil, Gas & Consumable Fuels)	9.25		464,800	4,401,656
E.I. Du Pont de Nemours & Company (Materials, Chemicals) (a)	3.50		11,000	913,435
E.I. Du Pont de Nemours & Company (Materials, Chemicals)	4.50		4,500	521,280
Great Elm Capital Corporation (Financials, Capital Markets)	6.50		10,000	249,800
GreenHunter Resources Incorporated Series C (Energy, Energy Equipment & Services) †(a)	10.00		61,786	0
Highland Income Fund (Investment Companies) %%	5.38		25,000	621,250
Maiden Holdings Limited (Financials, Insurance)	6.70		5,000	20,350
SCE Trust VI (Utilities, Electric Utilities)	5.00		107,972	2,550,299
Sempra Energy (Utilities, Multi-Utilities)	5.75		330,000	8,675,700
Southern Company (Utilities, Electric Utilities)	5.25		54,324	1,437,413
Voya Financial Incorporated (5 Year Treasury Constant Maturity +3.21%) (Financials, Diversified Financial Services) ±	2.51		8,000	208,000
Wheeler Real Estate Investment Trust Incorporated Series D (Real Estate, Equity REITs)	6.88		150,000	2,406,000
				25,586,894

Total Preferred Stocks (Cost $35,689,363)				33,972,694

	Interest rate		Principal
Yankee Corporate Bonds and Notes : 1.96%
Canada : 1.03%
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.50	3-1-2023	$52,000	52,293
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.50	11-1-2025	75,000	78,000
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.88	5-15-2023	600,000	604,320
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	6.13	4-15-2025	250,000	255,828
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	6-1-2024	675,000	644,625
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial Services & Supplies) 144A	5.38	1-15-2025	725,000	754,000
Rockpoint Gas Storage (Energy, Oil, Gas & Consumable Fuels) 144A	7.00	3-31-2023	250,000	253,125
				2,642,191

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
Ireland : 0.14%
Ardagh Packaging Finance plc (Materials, Containers & Packaging) 144A		7.25%	5-15-2024	$350,000	$369,394

Luxembourg : 0.45%
ArcelorMittal SA (Materials, Metals & Mining)		6.25	2-25-2022	25,000	27,053
Intelsat Connect Finance Company (Financials, Banks) 144A		9.50	2-15-2023	75,000	67,290
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services)		5.50	8-1-2023	800,000	737,000
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services) 144A		8.50	10-15-2024	275,000	274,340
Intelsat Luxembourg SA (Communication Services, Diversified Telecommunication Services)		8.13	6-1-2023	75,000	60,540
					1,166,223

Marshall Islands : 0.06%
Navios Maritime Holdings Incorporated (Industrials, Transportation Infrastructure) (a)‡		9.75	4-15-2024	244,225	147,079

Netherlands : 0.11%
OI European Group BV (Materials, Containers & Packaging) 144A		4.00	3-15-2023	75,000	75,375
Sensata Technologies BV (Industrials, Electrical Equipment) 144A		5.00	10-1-2025	97,000	102,091
Trivium Packaging Finance BV (Financials, Diversified Financial Services) 144A%%		5.50	8-15-2026	75,000	77,344
Trivium Packaging Finance BV (Financials, Diversified Financial Services) 144A%%		8.50	8-15-2027	25,000	26,313
					281,123

United Kingdom : 0.17%
Sensata Technologies BV (Industrials, Electrical Equipment) 144A		6.25	2-15-2026	100,000	105,875
Valaris plc (Energy, Energy Equipment & Services) %%		5.75	10-1-2044	575,000	327,750
					433,625

Total Yankee Corporate Bonds and Notes (Cost $4,945,247)					5,039,635

		Yield		Shares
Short-Term Investments : 2.58%
Investment Companies : 2.58%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.26		6,607,154	6,607,154

Total Short-Term Investments (Cost $6,607,154)					6,607,154

Total investments in securities (Cost $270,806,583)	116.14%				297,587,299
Other assets and liabilities, net	(16.14)				(41,363,987)

Total net assets	100.00%				$256,223,312

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
*	The Fund has stopped accruing interest on this security.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	15,209,470	61,741,111	70,343,427	6,607,154	$6,607,154	2.58%

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2019, the Fund had unfunded term loan commitments of $224,250.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
France	$0	$5,915,257	$0	$5,915,257
Italy	7,461,183	33,549,370	0	41,010,553
South Korea	5,154,750	0	0	5,154,750
Spain	0	30,577,890	0	30,577,890
Sweden	0	447	0	447
Taiwan	1,712,500	0	0	1,712,500
United Kingdom	0	9,821,542	0	9,821,542
United States	102,451,344	0	0	102,451,344
Corporate bonds and notes	0	53,198,370	0	53,198,370
Loans	0	1,817,913	307,250	2,125,163
Preferred stocks
Canada	7,371,000	0	0	7,371,000
Marshall Islands	1,014,800	0	0	1,014,800
United States	19,251,773	6,335,121	0	25,586,894
Yankee corporate bonds and notes	0	4,892,556	147,079	5,039,635
Short-term investments
Investment companies	6,607,154	0	0	6,607,154

Total assets	$151,024,504	$146,108,466	$454,329	$297,587,299

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.